SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, provision for inventory obsolescence, estimates of useful life for property and equipment, intangible assets and non-current prepayments, impairment of goodwill and long-lived assets, valuation allowance for deferred tax assets, allocation of purchase price, uncertain tax positions, share-based compensation, fair value of contingently redeemable ordinary shares and consolidation of variable interest entity. Actual results could differ significantly from those estimates.

Foreign currency

Based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters, the Company determined its functional currency to be the United States Dollars (“US$”). The Company’s subsidiaries located in the BVI determined their functional currency to be the US$. The Company’s subsidiaries located in Hong Kong determined their functional currency to be the Hong Kong Dollars (“HK$”), with the exception of OWX HK, 3GUU HK and C&V HK which determined their functional currency to be the US$. The Company’s subsidiaries and VIE located in the PRC determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into RMB at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into RMB at the weighted average exchange rates for the year.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Comparative information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquire and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income as a gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Interest income for short-term investments is included in the consolidated statements of comprehensive income. As of December 31, 2012, all of the Company’s short-term investments were fixed time deposits in commercial banks with original maturities of greater than three months but less than a year. During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income of nil, nil and RMB560 (US$90) in the consolidated statements of comprehensive income, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. In general, collateral is not required and interest is not charged on accounts receivable. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. Accounts receivable of nil, nil and RMB553 (US$89) were written off during the years ended December 31, 2010, 2011 and 2012, respectively.

Inventories

Inventories consist of raw materials that are used for the provision of handset design products and services and are accounted for using the weight average method, and are stated at the lower of cost or market value. Costs of raw materials are based on purchase costs and are determined by the weighted average method.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. In accordance with ASC topic 350 (“ASC 350”), Intangibles—Goodwill and Other, goodwill is not amortized, but rather is tested for impairment annually or more frequently if indicators of impairment present. The Group assigns and assesses goodwill for impairment at the reporting unit level. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment. The Dragon Joyce Group, OWX Group and 3GUU Group are identified as reporting units, as discrete financial information is available and segment management regularly reviews their operating results.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of nil, nil and RMB33,517 (US$5,380) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 9).

Intangible assets

Intangible assets, including computer software, mobile games and platforms, acquired customer relationship and capitalized mobile game product development costs, are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years

Computer software purchased from third-party vendors is capitalized and amortized on a straight-line basis over the estimated useful life of five years.

Mobile games and platforms purchased from third-party vendors are capitalized and amortized on a straight-line basis over the estimated economic lives which range from one to five years while mobile games and platforms acquired in business combinations are recorded at fair value at the date of acquisition and amortized on a straight-line basis over the remaining estimated economic lives which range from one to six years.

Customer relationships acquired in business combinations are related to the ability to sell existing services to existing customers of the acquiree. Acquired customer relationships are recognized at fair value at the date of acquisition using a valuation technique based on expected income and amortized on a straight-line basis over the remaining estimated economic lives of seven years.

The Group recognizes costs to develop its mobile game products in accordance with ASC topic 985 (“ASC 985”), Software. Mobile game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s mobile gaming products. Costs incurred for the development of mobile game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once a mobile game product has reached technological feasibility, all subsequent mobile game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the mobile games have a proven ability to operate in a mobile game environment. The amount of mobile game development costs qualifying for capitalization as intangible assets was amortized over the estimated life of the corresponding mobile games, which is determined to be three years.

Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment and ASC 350. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. Long-lived assets are grouped at the lowest level for which there are identifiable cash flows and are largely independent of the cash flows of the other assets when assessing impairment.

The Group recognized impairment loss on long-lived assets of nil, nil and RMB10,910 (US$1,751) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 10).

Fair Value Measurements

(i) Fair value of financial instruments

Financial instruments of the Group primarily include cash and cash equivalents, short-term investments, accounts receivable, other receivables, amounts due from related parties, contingently returnable consideration assets, accounts payable, amounts due to related parties and contingently redeemable ordinary shares. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the contingently returnable consideration assets and contingently redeemable ordinary shares, approximated their fair values due to the short-term maturity of these instruments. The contingently returnable consideration assets were recorded at fair value as determined on the respective days of business acquisition and subsequently adjusted to the fair value at each reporting date (Note 4). The contingently redeemable ordinary shares were initially recorded at issue price net of issuance costs. The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the contingently redeemable ordinary shares to equal the redemption value at the end of each reporting period. The Group determined the fair values of the contingently returnable consideration assets with the assistance of an independent valuation firm.

The Company applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures the fair value of the contingently returnable consideration assets using an income approach based on inputs that are unobservable in the market.

Assets measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	16,938

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Contingently returnable consideration assets (Note 7)	—	—	13,648	2,191

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010, 2011 and 2012.

Contingently returnable consideration assets
RMB
Balance as of December 31, 2009	2,865

Recognized during the year	6,970
Realized or unrealized gain (Note 4)	(2,065)

Balance as of December 31, 2010	7,770

Recognized during the year	—
Realized or unrealized gain (Note 4)	39,446
Settlement (Note 4)	(30,278)

Balance as of December 31, 2011	16,938

Recognized during the year	—
Realized or unrealized gain (Note 4)	27,326
Settlement (Note 4)	(30,616)

Balance as of December 31, 2012	13,648

Balance as of December 31, 2012 in US$	2,191

The amount of total loss for the year ended December 31, 2010 included in earnings	(2,065)

The amount of total gain for the year ended December 31, 2011 included in earnings	39,446

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2012 included in earnings, in US$	4,386

Realized and unrealized gain (loss) for the years ended December 31, 2010, 2011 and 2012 was recorded as “Changes in fair value of contingently returnable consideration assets” in the consolidated statements of comprehensive income.

(i) Assets measured at fair value on a nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Goodwill	598,358	—	—	564,841	33,517	5,380

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910	1,751

Total assets measured at fair value on nonrecurring basis					44,427	7,131

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of goodwill and intangible assets as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 21.77% and a long-term sustainable growth rate of 3%.

In accordance with ASC 350-20, goodwill with a carrying amount of RMB598,358 was written down to its implied fair value of RMB564,841, resulting in an impairment charge of RMB33,517, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 9).

In accordance with ASC 360-10, acquired customer relationships with a carrying amount of RMB10,910 was written down to its fair value of zero, resulting in an impairment charge of RMB10,910, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 10).

Revenue Recognition

Revenues of the Group are derived from the development, operation and sale of in-game premium feature of mobile phone games as well as the provision of handset design products and services. For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the goods have been delivered or the services have been rendered; (iii) the price or fees are fixed or determinable; and (iv) collectability is reasonably assured.

(i) Games

The Group generates games revenues principally from the sale of in-game premium features of self-developed social games as well as from the sale of self-developed and purchased single player games on feature phones and smartphones. The Group operates single player games and social games under the subscription based model and the free-to-play model, respectively.

(1) Single player games

(a) Feature phone games

The Group generates feature phone single player games revenues principally from the sale of in-game premium features of mobile phone games on feature phones.

The Group enters into service arrangements with feature phone manufacturers to pre-install its self-developed single player games or application platform onto the feature phones before they reach mobile phone game players. Mobile phone game players can access the pre-installed single player games directly or download the single player games through the pre-installed application platform on the feature phones without additional charges. Single player games are offered on a free-for-trial basis where the mobile phone game players may purchase in-game premium features to extend the duration of the game or to enjoy additional functions of the game. All chargeable in-game premium features on feature phones are considered consumed immediately upon purchase. Any unused premium features cannot be carried forward after the mobile phone game players exit the game. When mobile phone game players leave the game they are currently playing and perform other functions on the feature phones, the previously purchased but unused premium features can no longer be accessed and are therefore completely consumed.

The Group contracts with mobile phone service providers, who in turn contract with mobile network operators, for billing and collection services offered to mobile phone game players who have purchased in-game premium features. The mobile network operators and the mobile service providers have a contractual relationship in which mobile network operators grant rights to mobile service providers to deliver digital content such as feature phone games, news alerts, finance information, logos and ringtones to mobile phone users. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players while the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile network operators, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of in-game premium features sold each month to estimate the amount of collectable net proceeds and to recognize feature phone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile phone service providers have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile phone service providers within 30 to 120 days after the end of each month. The Group pays service fees, which are recognized as cost of revenues, to the feature phone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Collectability is considered reasonably assured as the Group deals with only reputable mobile phone service providers and performs thorough credit assessment on the mobile phone service providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated proceeds to be received from the mobile phone service providers as feature phone single player games revenues, using data generated from its internal system, when the goods are delivered based on consumption of in-game premium features by mobile phone game players. The difference between the estimated proceeds and the actual amounts confirmed by the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

(b) Smartphone games

The Group generates smartphone single player games revenues from the sale of self-developed and purchased single player games on smartphones. The Group operates the majority of the single player games under a subscription based model and the remaining single player games under a one-time fee model.

The Group enters into service arrangements with smartphone manufacturers to pre-install its application platform onto the smartphones before they reach mobile phone game players. The smartphone single player games are also available for mobile phone game players to download through mobile network operator, application platform and software websites. Under the subscription based model for single player games, mobile phone game players can subscribe to a monthly plan to download a fixed number of single player games from mobile network operators for a fixed subscription fee per month. Under the one-time fee model for single player games, mobile phone game players can download each single player game based on a fixed price per game.

The Group contracts with mobile network operators or mobile phone service providers who in turn contract with mobile network operators, for billing, collection and transmission services offered to mobile phone game players who have purchased single player games. In addition, the Group purchases games from third-party game developers. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players whilst the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of monthly plan subscriptions and single player games downloaded each month to estimate the amount of collectable net proceeds and to recognize smartphone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile network operators or the mobile phone service providers confirming the amount of net proceeds to be received by the Group, within 30 days and 30 to 120 days after the end of each month, respectively. The Group pays content fees to third-party game developers, which are recognized as cost of revenues, based on a prescribed percentage of the net proceeds confirmed by the mobile network operators. The Group also pays service fees, which are recognized as cost of revenues, to the smartphone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Based on the above, the Group recognizes smartphone single player games revenues when the goods are delivered based on download of games by mobile phone game players or at the end of the subscription period. The difference between the estimated proceeds and the actual amounts confirmed by the mobile network operators or the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

The Group determines whether to record smartphone single player games revenues using the gross or net method of reporting in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations. Determining whether revenue should be reported gross or net is based on an assessment of various factors, the primary factors being whether the Group is acting as the principal in offering services to the customer or whether the Group is acting as an agent in the transaction. The Group has determined that it is acting as the principal in offering services as the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group has the primary responsibility of fulfillment and acceptability of the single-player games and recognizes the net proceeds to be received from the mobile network operators or mobile phone service providers as smartphone single player games revenue on a gross basis. The amounts attributable to third-party game developers in the form of content fees and amounts attributable to smartphone manufacturers in the forms of service fees are recognized as cost of revenues.

(2) Social games

The Group generates social games revenues from the sale of in-game premium features of self-developed social games on feature phones and smartphones. The Group operates social games under a free-to-play model.

Under the free-to-play model for social games, mobile phone game players can download mobile phone games, obtain game accounts and play the basic functions of the mobile games free of charge but may purchase game points for in-game premium features to enhance their game-playing experience. The purchased in-game premium features can be freely traded amongst game players within the applicable game as long as consumption of the items has not commenced. Mobile phone game players can purchase game points by either charging their account with mobile network operators directly or buying prepaid cards issued by mobile network operators. The prepaid cards can be converted into a pre-specified number of game points for consumption. Upon delivery of game points purchased directly from mobile network operators or converted from prepaid cards to mobile phone game players, the Group initially classifies these amounts as deferred revenue. For purposes of determining when the service has been provided to the mobile phone game players, the Group has determined that an implied obligation exists to the mobile phone game players who purchased game points to provide an enhanced game-playing experience over the average playing period of the mobile phone game players. The Company, using data generated from its internal system, estimates the average playing period from the first time the mobile phone game players purchase game points through the period when the game players have not logged into the game for over two consecutive months. Mobile phone game players are deemed to be inactive if they have not logged into the game for two consecutive months.

The Group contracts with mobile network operators and third-party payment platforms for billing, collection and transmission services offered to mobile phone game players who have purchased game points. The Group also contracts with mobile application and software websites to distribute its social games by providing platforms for mobile phone game players to download such games. The mobile network operators and third-party payment platforms are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the third-party payment platforms represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of game points sold each month to estimate the amount of collectable net proceeds and to recognize social games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators and the third-party payment platforms have historically been insignificant. Generally, within 30 days after the end of each month, the Group receives billing confirmations from each of the mobile network operators and third-party payment platforms confirming the amount of net proceeds to be received by the Group. The Group pays service fees to the mobile application and software websites.

Collectability is considered reasonably assured as the Group deals with only reputable mobile network operators and third-party payment platforms and performs thorough credit assessment on the mobile network operators and the third-party payment platforms prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated net proceeds to be received from the mobile network operators and the third-party payment platforms for the sale of game points of the social games, using data generated from its internal system, as deferred revenue upon delivery of game points to mobile phone game players. Deferred revenue is recognized as social games revenue ratably over the estimated average playing period of the paying mobile phone game players of three months, starting from the point in time when game points are delivered to the mobile phone game players. As the social games are under a free-to-play model and revenue is only generated from paying mobile phone game players when they purchase game points for in-game premium features, the Group focuses solely on the playing period of paying mobile phone game players when estimating the period over which revenue is being recognized. The Group determines the estimated average playing period of paying mobile phone game players, which is the time period between the paying mobile phone game players’ first purchase and last log in, for each significant game based on historical player usage patterns and game playing behavior. The Group’s internal system tracks each of the paying mobile phone game players’ purchase and log in history for each significant game to generate data to estimate the average playing period for the Group’s population of paying mobile phone game players. Future usage patterns may differ from the historical usage patterns on which the Group’s revenue recognition policy is based. The Group monitors the operational statistics and usage patterns of its online game and modifies the expected life span when materially different. The difference between the estimated proceeds and the actual amount confirmed by the mobile network operators and third-party payment platforms is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group and all revenue recognition criteria are met.

Game points can be purchased at a discount if mobile phone game players purchase the game points with prepaid cards issued by mobile network operators or during promotional activities organized by the Group. The Group accounts for such discounts in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of both discounted and undiscounted game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services to enhance mobile phone game players’ playing experience.

(3) Online game platform

The Group started to operates an online game platform, on which registered users can access games provided by third-party game developers during the year ended December 31, 2012. The Company has not yet promoted any self-developed mobile phone games on the online game platform. Pursuant to ASC 605-45, the Group has determined that the third-party game developers are acting as the principal in offering services as each of the third-party game developer (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the third-party game developers when all of the revenue recognition criteria are met. The amount of revenues recognized for online game platform was insignificant for the year ended December 31, 2012.

(ii) Handset design

The Group generates handset design revenues from the provision of comprehensive handset design solutions to mobile phone manufacturers and mobile phone content providers. Handset design solutions include (a) operating system software and hardware design with one-year post-contract customer support (“PCS”) service; (b) printed circuit board with operating system software and optional assembly service; and (c) mobile phone contents installation service. Operating system software and hardware designs with PCS services are provided to mobile phone manufacturers for either a fixed fee or a variable fee based on the units of production by the mobile phone manufacturers at a prescribed unit price. Printed circuit boards with operating system software are sold to mobile phone manufacturers for a fixed unit price. Mobile phone contents installation services are rendered to mobile phone content providers for a prescribed percentage of the mobile phone content providers’ net profits.

In assessing its arrangements with multiple deliverables and arrangements that include software elements for the years presented, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Revenue Recognition—Multiple-Deliverable Revenue Arrangements, and ASU No. 2009-14 (“ASU 2009-14”), Certain Revenue Arrangements that Include Software Elements, on a retrospective basis. In accordance with ASU 2009-13, the total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the entity’s best estimate of the selling price for that deliverable when vendor-specific evidence and third-party evidence of selling price do not exist. In accordance with ASU 2009-14, software contained on the tangible product which is essential to the tangible product’s functionality is excluded from the scope of software accounting guidance in ASC subtopic 985-605 (“ASC 985-605”), Software: Revenue Recognition. The Group believes retrospective adoption provides the most comparable and useful financial information for financial statement users, is more consistent with the information the Group’s management uses to evaluate its business, and better reflects the underlying economic performance of the Group. The adoption of ASU 2009-13 and ASU 2009-14 did not have a significant impact on the Group’s financial position or results of operations.

(a) Operating system software and hardware design with PCS service

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the provision of operating system software and hardware design with PCS service to evidence that an arrangement exists. The Group recognizes handset design revenues derived from operating system software and hardware design and PCS service concurrently in accordance with ASC 985-605, as (i) the PCS fee is included with the initial arrangement fee for operating system software and hardware design; (ii) the PCS is for one year or less; (iii) the PCS costs is estimated to be insignificant and (iv) unspecified upgrades or enhancements offered during PCS arrangements historically have been and are expected to be minimal and infrequent. Therefore, delivery of operating system software and hardware design with PCS service occurs upon receipt and acceptance of the operating system software and hardware design by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. Accordingly, revenues from the provision of operating system software and hardware design and PCS service are recognized upon (i) the mobile phone manufacturers accepting the handset design solutions if the arrangement is based on a fixed fee or (ii) the mobile phone manufactures accepting the handset design solutions and confirming their monthly units of production to the Group if the arrangement is based on a variable fee derived from the units of production by the mobile phone manufacturers at a prescribed unit price. The Group has not provided any refunds in the past and does not intend to provide refunds in the future to the mobile phone manufacturers.

(b) Printed circuit board with operating system software and optional assembly service

Printed circuit boards with operating system software and optional assembly services are multiple element arrangements comprising printed circuit boards, assembly services and operating system software specifically designed for the printed circuit boards. Since the operating system software is essential to the functionality of the printed circuit board, the transaction is outside the scope of software accounting guidance in ASC 985-605 in accordance with ASU 2009-14. Accordingly, the Group accounted for the sale of printed circuit boards with operating system software and optional assembly service as a multiple deliverables arrangement in accordance with ASU 2009-13. Each of the printed circuit board, operating system software and assembly service represents a separate unit of accounting.

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the sale of printed circuit board with operating system software to evidence that an arrangement exists. The agreement also stipulates whether the mobile phone manufacturers engage the Group to perform assembly service on the printed circuit board. The Group delivers the assembled printed circuit boards together with the operating system software installed to mobile phone manufacturers if the Group is engaged to perform assembly service; whereas the Group normally delivers the operating system software prior to the printed circuit board to the mobile phone manufacturers if the Group is not engaged to perform assembly service. Therefore, delivery of printed circuit boards with operating system software and optional assembly services occurs upon receipt and acceptance of all deliverables by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. The purchase price is fixed because the unit price is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. However, the mobile phone manufacturers only pay the agreed purchase price upon receipt of all of the deliverables in the arrangement. The Group outsources the assembly of printed circuit boards and installation of operating system software to original equipment manufacturers (“OEM”) and pays manufacturing fees, which are recognized as cost of revenues, based on a prescribed fixed fee per unit manufactured.

In accordance with ASU 2009-13 and ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the amount allocable to the delivered units or units of accounting is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. Since the amount allocable to the operating system software is contingent upon the delivery of printed circuit board and the related assembly service, if any, revenues from the sale of printed circuit board with operating system software and optional assembly service are recognized only upon delivery of the final deliverable.

(c) Mobile phone contents installation service

Mobile phone contents installation service does not require significant production, modification or customization of the mobile phone contents received from the mobile phone content providers. Persuasive evidence of the arrangement is documented in a contract signed by the mobile phone content providers and the Group. Delivery of mobile phone contents installation service occurs when the mobile phone contents are installed on the mobile device circuit boards by the OEM. The mobile phone contents installation service fees are fixed and non-refundable once the mobile phone content providers confirm their monthly net profits to the Group. Collectability is considered reasonably assured as the Group deals with only reputable mobile phone content providers and performs thorough credit assessment on the mobile phone content providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment. Accordingly, the Group recognizes revenues from mobile phone contents installation services when the services are delivered and the fees are fixed upon receipt of the monthly net profits confirmations from mobile phone content providers.

(iii) Business taxes, value-added taxes and surcharges

The Group is subject to business taxes, value-added taxes and surcharges levied on services provided in the PRC. Business taxes, value-added taxes and surcharges for the years ended December 31, 2010, 2011 and 2012 were RMB6,127, RMB11,749 and RMB9,115 (US$1,463), respectively. In accordance with ASC 605-45, the Group recognized revenues net of all such business taxes, value-added taxes and surcharges.

Cost of revenues

Cost of revenues primarily consists of service fees paid to feature phone manufacturers for the installation of the Group’s self-developed mobile phone games or application platforms onto the manufactures’ feature phones, purchase costs of printed circuit boards and manufacturing fees paid to OEMs for the assembly of printed circuit boards and mobile phone contents installation service, service fees paid to mobile application and software websites for the distribution of the Group’s social games and single player games by providing platforms for mobile phone game players to download such games, and content fees paid to third-party game developers for the development of the Group’s single player games designed for smartphones. These costs are expensed as incurred except for the portion that is based on a prescribed percentage of the Group’s revenues, which are recorded as cost of revenues upon revenue recognition by the Group when billing confirmations are received as more fully described above.

In addition, cost of revenues includes staff salaries, network infrastructure fee, utilities, amortization of intangible assets, operating expenses directly related to the development, operation and sale of mobile phone games as well as the provision of handset design products and services, and the 5% business tax for periods before October 2012 and the 6% value-added tax for periods after November 2012 for technology services and market promotion fees charged by Yitongtianxia to Yingzheng.

Research and development

Research and development expenses include payroll, employee benefits and other headcount-related expenses associated with product development. Research and development expenses recorded in the consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012 were RMB8,377, RMB24,566 and RMB35,071 (US$5,629), respectively.

Leases

In accordance with ASC topic 840 (“ASC 840”), Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. The Group had no capital leases for any of the years presented. The Group leases certain office facilities under non-cancelable operating leases and recorded total rental expenses of RMB295, RMB1,081 and RMB1,184 (US$190) for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and tax credits carryforwards, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies ASC 740 to account for uncertainty in income taxes. ASC 740 provides the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. In future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Share-based compensation

In accordance with ASC topic 718 (“ASC 718”), Compensation—Stock Compensation, the Company determines whether a share option or a restricted share unit (“RSU”) should be classified and accounted for as a liability award or an equity award. All grants of share options or RSUs to employees of the Group classified as equity awards are measured at the grant date based on the fair value of the awards and are recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. All grants of share options to employees of VODone classified as equity awards are measured at fair value at the grant date and recognized as a one-time deemed dividend distribution to shareholder. All grants of share options or RSUs to employees classified as liability awards are remeasured at the end of each reporting period until the date of settlement with an adjustment for fair value recorded to the current period expenses in order to properly reflect the cumulative expense based on the current fair value of the vested options or RSUs. The Group has elected to recognize share-based compensation for all awards with only service conditions using the straight-line method over the requisite service period. For share-based awards with performance or market conditions, compensation cost is recognized only if it is probable that the performance or market conditions will be achieved. The Group recognizes share-based compensation for awards with performance or market conditions using the accelerated method if the awards are subject to graded vesting. The Company uses the Black-Scholes option pricing valuation model, the binomial option pricing valuations model or the Monte Carlo simulation model in determining the fair value of different equity awards and liability awards granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

When the vesting conditions of a share-based payment are modified, the Company first determines whether the original vesting conditions were expected to be satisfied on the modification date. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original award essentially is ignored and the fair value of the award measured at the modification date is recognized if the modified award ultimately vests, regardless of whether the fair value of the award on the modification date is greater than or less than the grant-date fair value of the award. The original grant-date fair value is ignored even if the original vesting condition ultimately is satisfied.

Earnings (loss) per share

The Company computes earnings (loss) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share, using the two class method. Under the two-class method, net income is allocated between Class A and Class B ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s contingently redeemable ordinary shares are participating securities because they have contractual rights to share in the profits of the Company.

Basic earnings (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the purposes of calculating the Company’s basic and diluted earnings (loss) per Class A and Class B ordinary shares the ordinary shares relating to share-based awards that were exercised are assumed to have been outstanding from the date of exercise of such awards. Ordinary share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the incremental ordinary shares issuable upon the exercise of share options and RSUs subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding share options and RSUs is reflected in diluted earnings per share by application of the treasury stock method. Securities issued by a subsidiary that enable their holders to obtain the subsidiary’s ordinary shares are included in the consolidated earnings per share computations based on the Group’s holding of the subsidiary’s securities. The computation of diluted earnings (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, whilst diluted earnings (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of diluted earnings (loss) per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 (“ASC 220”), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income (loss) and cumulative foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income. The Company early adopted ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2011 by presenting items of net income and other comprehensive income in one continuous statement, the consolidated statements of comprehensive income. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income and released to the consolidated statements of comprehensive income in proportion to the depreciation of the related assets. The Group received a government grant of RMB2,000, RMB150 and nil during the years ended December 31, 2010, 2011 and 2012, respectively, for the development of mobile network game platforms from a PRC municipal government authority. As of December 31, 2012, the RMB2,150 government grant was classified as other non-current liabilities, as the Group did not expect all considerations attached to the government grant will be complied with during the succeeding twelve-month period from the balance sheet date.

Segment reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. Prior to January 1, 2010, the Group consisted of only one segment relating to feature phone games. On October 11, 2010, the handset design segment was added with the acquisitions of operating assets of Bright Way and Tastech; and on December 31, 2010, the smartphone games segment was added with the acquisition of 3GUU BVI (Note 4). Thus, the Group consisted of three segments as of and for the years ended December 31, 2010 and 2011. The Group began changing its operations from feature phone games to smartphone games during the year ended December 31, 2012. As a result, the original feature phone games segment and the smartphone games segment were combined into the mobile phone games segment. As of and for the year ended December 31, 2012, the Group consisted of two segments. The comparative segment information for the years ended December 31, 2010 and 2011 was restated accordingly.

The accounting policies used in its segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. The Company does not allocate any assets to its mobile phone games and handset design businesses as management does not use this information to measure the performance of the reportable segments. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims arising out of normal course of business when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group periodically evaluates developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-02 will have a significant effect on its consolidated financial statements.